Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000253925
Shareholder Report [Line Items]
Fund Name	ABS Insights Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	IEMIX
Additional Information Phone Number	(800) 813-1421
Additional Information Website	https://funddocs.filepoint.com/absinv/
Expenses [Text Block]

What were the Fund’s costs for the reporting period?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	1.09%Footnote Reference**
Footnote	Description
Footnote*	Expenses for the full reporting period would be higher
Footnote**	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.09%	[1]
AssetsNet	$ 144,154,082
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 532,821
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$144,154,082
Number of Portfolio Holdings	167
Advisory Fee (net of waivers)	$532,821
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.1%
Common Stocks	96.5%
Money Market Funds	1.6%
Preferred Stocks	1.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Mixed Allocation	0.1%
Real Estate	1.6%
Money Market Funds	1.6%
Utilities	2.2%
Health Care	3.3%
Communications	4.9%
Consumer Staples	5.2%
Energy	5.6%
Materials	6.8%
Consumer Discretionary	8.4%
Industrials	11.9%
Financials	15.6%
Technology	33.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	11.7%
Samsung Electronics Company Ltd.	3.9%
Tencent Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	1.9%
Northern Institutional Treasury Portfolio	1.6%
SK Hynix, Inc.	1.6%
WinWay Technology Company Ltd.	1.6%
Elite Material Co., Ltd	1.2%
Jentech Precision Industrial Co., Ltd.	1.1%
Chroma ATE, Inc.	1.1%

C000253926
Shareholder Report [Line Items]
Fund Name	ABS Insights Emerging Markets Fund
Class Name	Super Institutional Class
Trading Symbol	IEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ABS Insights Emerging Markets Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/absinv/. You can also request this information by contacting us at (800) 813-1421.
Additional Information Phone Number	(800) 813-1421
Additional Information Website	https://funddocs.filepoint.com/absinv/
Expenses [Text Block]

What were the Fund’s costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$50	0.95%Footnote Reference**
Footnote	Description
Footnote*	Expenses for the full reporting period would be higher
Footnote**	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[2]
AssetsNet	$ 144,154,082
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 532,821
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$144,154,082
Number of Portfolio Holdings	167
Advisory Fee (net of waivers)	$532,821
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.1%
Common Stocks	96.5%
Money Market Funds	1.6%
Preferred Stocks	1.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Mixed Allocation	0.1%
Real Estate	1.6%
Money Market Funds	1.6%
Utilities	2.2%
Health Care	3.3%
Communications	4.9%
Consumer Staples	5.2%
Energy	5.6%
Materials	6.8%
Consumer Discretionary	8.4%
Industrials	11.9%
Financials	15.6%
Technology	33.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	11.7%
Samsung Electronics Company Ltd.	3.9%
Tencent Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	1.9%
Northern Institutional Treasury Portfolio	1.6%
SK Hynix, Inc.	1.6%
WinWay Technology Company Ltd.	1.6%
Elite Material Co., Ltd	1.2%
Jentech Precision Industrial Co., Ltd.	1.1%
Chroma ATE, Inc.	1.1%

[1]	Annualized
[2]	Annualized